Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and leases arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 2,547,556	$ 2,652,026
Cash flows	284,963	(125,838)
Other comprehensive income	(4,831)	5,022
Non-cash items	13,712	10,872
Deferred financing costs, assets	(12,941)	5,474
Liabilities/(assets) arising from financing activities at end of period	2,828,459	2,547,556
Borrowings | Proceeds from bank loans and bonds
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	524,165	280,000
Total	524,165	280,000
Borrowings | Bank loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(231,753)	(397,008)
Total	(231,753)	(397,008)
Borrowings | Additions in deferred loan/bond fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(7,449)	(8,830)
Non-cash items	1,119	(1,526)
Deferred financing costs, assets	(12,941)	5,474
Total	(19,271)	(4,882)
Borrowings | Amortization of deferred loan and bond issuance costs and premium
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	12,593	12,398
Total	12,593	12,398
Borrowings | Retranslation of the bonds in U.S. dollars
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	(4,831)	5,022
Total	(4,831)	5,022
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	(16,396)	22,401
Cash flows		(20,603)
Other comprehensive income	5,089	(7,689)
Non-cash items	8,211	(10,505)
Liabilities/(assets) arising from financing activities at end of period	(3,096)	(16,396)
Derivatives | Unrealized gain on derivative financial instruments held for trading including ineffective portion of cash flow hedge
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items		(10,505)
Total		(10,505)
Derivatives | Unrealized loss on derivative financial instruments held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	7,922
Total	7,922
Derivatives | Ineffective portion of cash flow hedges
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	289
Total	289
Derivatives | Payment for CCS termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		(20,603)
Total		(20,603)
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	5,089	(7,689)
Total	5,089	(7,689)
Finance lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	213,428	220,401
Cash flows	(17,849)	(17,848)
Non-cash items	10,520	10,875
Liabilities/(assets) arising from financing activities at end of period	206,099	213,428
Finance lease liability | Finance lease charge
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	10,520	10,875
Total	10,520	10,875
Finance lease liability | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(10,520)	(14,276)
Total	(10,520)	(14,276)
Finance lease liability | Payments for finance lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(7,329)	(3,572)
Total	$ (7,329)	$ (3,572)